ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	March 31, 2024	September 30, 2023

Accounts receivable	$1,114,780	$9,507,102

Less: allowance for doubtful account	(2,642)	(101,947)
Accounts receivable, net	$1,112,138	$9,405,155

Approximately 56% of the accounts receivable balance as of March 31, 2024 has been collected as of the date of this report. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection
Less than 6 months	$987,980	$526,406	53%
From 7 to 9 months	46,929	35,620	76%
From 10 to 12 months	58,766	58,575	99%
Over 1 year	21,105	974	5%
Total gross accounts receivable	1,114,780	621,575	56%
Allowance for doubtful accounts	(2,642)	-	-
Accounts receivable, net	$1,112,138	$621,575	56%